FIXED ASSETS	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5. FIXED ASSETS

Fixed assets consisted of the following at December 31:

	2012	2011

Office and laboratory equipment	$3,151,120	$3,069,889
Computer software	4,000	4,000
Leasehold improvements	2,337,935	2,324,672
Total fixed assets	5,493,055	5,398,561
Less accumulated depreciation and amortization	(2,848,052)	(2,353,996)
Fixed assets, net	$2,645,003	$3,044,565

For the years ended December 31, 2012 and 2011, the Company incurred approximately $497,000 and $585,000 of depreciation and amortization expense, respectively.